CAPITAL STOCK - Additional Information, Stock Options (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 57.1	$ 66.4	$ 89.7
Cash received from exercise of stock options	51.5
Tax benefit from exercise of stock options	10.6
Aggregate intrinsic value	33.7	72.0	69.1
Excess tax benefits from exercise of stock options	$ 7.3	15.2	15.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, minimum retirement age for eligibility	55 years
Minimum | Employees Over Age 55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, minimum retirement age for eligibility	55 years
Number of years of service to be eligible for employee retirement compensation	10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Ranges, lower (USD per share)	$ 30.03
Exercise Price Ranges, upper (USD per share)	$ 95.18
Share-based Compensation	$ 16.5	$ 21.4	$ 26.6
Unrecognized pre-tax compensation expense	$ 29.2
Number of years of service to be eligible for employee retirement compensation	2 years 8 months 12 days